Statement of Financial Position (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Allowance for Receivables	$ 15.0	$ 15.7	$ 19.3
Common Stock, Shares Authorized	450,000,000	0
Common Stock, Issued	97,000,000	0
Common Stock, Outstanding	97,000,000	0